Lease (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease cost	$ 21,498	$ 15,000	$ 42,996	$ 30,000	$ 70,830	$ 40,000
Short-term lease cost	17,348	717	20,041	3,468
Variable lease cost	11,582	3,900	11,282	7,800
Total lease cost	$ 50,428	$ 19,617	74,319	41,268
Supplemental cash flow information related to leases was as follows:
Cash paid for operating cash flows from operating leases			$ 54,278	$ 37,800	79,528	40,000
Right-of-use assets obtained upon acquisition					$ 161,665	$ 81,967